/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending August 31, 1998

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
8/11/98     Shares of        92,500           6.75             7.40      Merrill
            Beneficial                                                   Lynch
            Interest
8/18/98     Shares of        38,000           6.75             7.34      Merrill
            Beneficial                                                   Lynch
            Interest
8/27/98     Shares of        100,000          6.6875           7.33      Merrill
            Beneficial                                                   Lynch
            Interest







Total Shares Repurchased:  230,500
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer